BASIC AND DILUTED NET INCOME PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Components of Basic and Diluted Earning Per Share	The components of basic and diluted earnings per share were as follows:	The components of basic and diluted earnings per share were as follows:
BASIC AND DILUTED NET INCOME PER SHARE
	For the Three Months Ended December 31, 2021
	Net Income	Shares	Per Share
Basic net income per share:
Net income available to common shareholders	$996,012	37,445,919	$0.03
Net income available to preferred shareholders	27,323	1,027,240	$0.03
Basic and diluted net income per share	$1,023,335	38,473,159	$0.03

	For the year ended June 30, 2021
	Net Income	Shares	Per Share
Basic and diluted income per share:
Net income available to common shareholders	$5,693,262	37,445,919	$0.15
Net income available to preferred shareholders	156,181	1,027,240	$0.15
Basic and diluted income per share	$5,849,443	38,473,159	$0.15

	For the year ended June 30, 2020
	Net Income	Shares	Per Share
Basic and diluted income per share:
Net income available to common shareholders	$1,724,483	37,390,524	$0.05
Net income available to preferred shareholders	48,918	1,060,640	$0.05
Basic and diluted income per share	$1,773,401	38,451,164	$0.05